Income Taxes - Additional Information (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%
Operating loss carryforwards		¥ 212,359,312					$ 33,323,810
Withholding income tax on dividends distributed to holding company outside of China		10.00%	10.00%
PRC withholding tax liability unrecognized		¥ 31,950,214					5,013,686
Amount of interest expenses reversed due to lapse of statute of limitation		¥ 32,417,246	$ 5,086,973
Earliest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration date		2021	2021
Latest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration date		2025	2025
Shanghai Evergreen Technology Co., Ltd.
Income Taxes [Line Items]
Preferential income tax rate		15.00%	15.00%	15.00%
Shanghai Evergreen Technology Co., Ltd. | Earliest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period		2020	2020	2017
Shanghai Evergreen Technology Co., Ltd. | Latest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period		2023	2023	2019
Shanghai Sipei Technology Co., Ltd. ("Shanghai Sipei")
Income Taxes [Line Items]
Preferential income tax rate		15.00%	15.00%
Shanghai Sipei Technology Co., Ltd. ("Shanghai Sipei") | Earliest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period		2021	2021
Shanghai Sipei Technology Co., Ltd. ("Shanghai Sipei") | Latest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period		2023	2023
Inland Revenue, Hong Kong | GreenTree Hotels (Hong Kong), Limited.
Income Taxes [Line Items]
Statutory tax rate		16.50%	16.50%	16.50%	16.50%
PRC Subsidiaries
Income Taxes [Line Items]
Undistributed earnings of Groups PRC subsidiaries		¥ 319,502,143					50,136,858
Uncertain tax positions		328,820,281					51,599,077
Interest expense		34,614,362	$ 5,431,749
Accumulated interest expense		89,961,651					$ 14,116,946
Accumulated tax penalty recorded		¥ 0